Summary of Significant Accounting Principles - Loans and Leases (Details)	12 Months Ended
Dec. 31, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Probability of default measurement period	12 months
Home equity lines of credit | Second Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loss severity	100.00%
Consumer Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Period for sustained repayment performance	6 months
Consumer Portfolio Segment | Personal Property Secured Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	120 days
Consumer Portfolio Segment | Personal Property Secured Loans | Chapter Seven Bankruptcy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	60 days
Consumer Portfolio Segment | Credit Card and Other Unsecured Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Consumer Portfolio Segment | Credit Card and Other Unsecured Consumer Loans | Death or Bankruptcy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	60 days
Consumer real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Consumer real estate | Core Portfolio Home Equity
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Consumer real estate | Junior Lien Home Equity Financing Receivable
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Consumer real estate | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Consumer real estate | Residential Mortgage
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Credit card and other consumer
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Credit card and other consumer | Credit Card and Other Unsecured Consumer Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of renegotiated financing receivable placed on a fixed payment plan	120 days
Commercial Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for nonperforming status of financing receivables	90 days
Period for sustained repayment performance	6 months
Commercial Portfolio Segment | Business Card Loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	180 days
Commercial Portfolio Segment | Business Card Loans | Death or Bankruptcy
Financing Receivable, Recorded Investment, Past Due [Line Items]
Threshold period past due for write-off of financing receivable	60 days